Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of the Fair Value of Outstanding Derivative Contracts Recorded As Liabilities in the Accompanying Consolidated Balance Sheet

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2015 was as follows:

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.1
Commodity contracts	Accounts payable and accrued expenses	2.4
Commodity contracts	Other non-current liabilities	0.3

Total derivatives designated as hedging instruments		$2.8

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Commodity Contracts	Accounts payable and accrued expenses	$0.7
Commodity Contracts	Other non-current liabilities	0.1

Total derivatives NOT designated as hedging instruments		$0.8

Total liability derivatives		$3.6

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2014 was as follows:

	LIABILITIES DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.6
Commodity contracts	Accounts payable and accrued expenses	0.7
Commodity contracts	Other non-current liabilities	0.3

Total derivatives designated as hedging instruments		$1.6

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.1

Total derivatives NOT designated as hedging instruments		$0.1

Total liability derivatives		$1.7

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2013, was as follows:

	LIABILITIES DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.4
Commodity contracts	Accounts payable and accrued expenses	0.4

Total derivatives designated as hedging instruments		$0.8

LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$—

Total derivatives NOT designated as hedging instruments		$—

Total liability derivatives		$0.8

Schedule of the Effect of Derivative Instruments on the Consolidated Statement of Operations for Gains or Losses Initially Recognized in Other Comprehensive Income (OCI) in the Consolidated Balance Sheet

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2015 and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$0.3	Cost of sales	$(1.4)
Commodity contracts	(1.1)	Cost of sales	(3.4)

Total	$(0.8)		$(4.8)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1

Derivatives Not Designated as Hedging Instruments (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Foreign exchange contracts	Other (expense) income, net	$0.1

Commodity contracts - ST	Other (expense) income, net	(0.7)

Commodity contracts - LT	Other (expense) income, net	(0.1)

Total		$(0.7)

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2014, and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$(0.1)	Cost of sales	$(0.9)
Commodity contracts	(0.5)	Cost of sales	(0.3)

Total	$(0.6)		$(1.2)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1

Derivatives Not Designated as Hedging Instruments (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Foreign exchange contracts	Other (expense) income, net	$—

Total		$—

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2013, and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$(0.3)	Cost of sales	$(0.4)
Commodity contracts	0.3	Cost of sales	(1.5)

Total	$—		$(1.9)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1

Schedule of the Fair Value of Outstanding Derivative Contracts Recorded As Assets in the Accompanying Consolidated Balance Sheet

The fair value of outstanding derivative contracts recorded as assets in the accompanying combined balance sheet as of December 31, 2013, was as follows:

	ASSET DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$—
Commodity contracts	Other current assets	0.1

Total derivatives designated as hedging instruments		$0.1

ASSET DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Other current assets	$—

Total derivatives NOT designated as hedging instruments		$—

Total asset derivatives		$0.1

Designated as Hedging Instrument
Schedule of Outstanding Commodity and Currency Forward Contracts

As of December 31, 2015, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,215	MT	Cash flow
Copper	472	MT	Cash flow
Natural gas	49,396	MMBtu	Cash flow
Steel	11,073	Short Tons	Cash flow

Currency	Units Hedged		Type
Canadian Dollar	587,556		Cash flow
European Euro	231,810		Cash Flow
Great British Pound	113,115		Cash Flow
Mexican Peso	28,504,800		Cash flow

As of December 31, 2014, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,657	MT	Cash flow
Copper	820	MT	Cash flow
Natural gas	56,792	MMBtu	Cash flow
Steel	12,634	Short Tons	Cash flow

Currency	Units Hedged	Type
Canadian Dollar	7,984,824	Cash Flow
Mexican Peso	52,674,383	Cash Flow

As of December 31, 2013, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,622	MT	Cash flow
Copper	382	MT	Cash flow
Natural gas	149,994	MMBtu	Cash flow
Steel	8,806	Short Tons	Cash flow

Currency	Units Hedged	Type
Canadian Dollar	10,422,932	Cash Flow
European Euro	13,447,750	Cash Flow
United States Dollar	2,100,000	Cash Flow

Not Designated as Hedging Instrument
Schedule of Outstanding Commodity and Currency Forward Contracts

As of December 31, 2015, MFS had the following outstanding currency forward contracts that were not designated as hedging instruments:

Currency	Units Hedged	Recognized Location	Purpose
Canadian Dollar	1,117,850	Other (expense) income, net	Accounts payable and receivable settlement

As of December 31, 2014, MFS had the following outstanding currency forward contracts that were not designated as hedging instruments:

Currency	Units Hedged	Recognized Location	Purpose
European Euro	2,172,068	Other (expense) income, net	Accounts payable and receivable settlement
Mexican Peso	3,151,000	Other (expense) income, net	Accounts payable and receivable settlement
Canadian Dollar	2,516	Other (expense) income, net	Accounts payable and receivable settlement